EQ ADVISORS TRUSTSM

EQ/International Value Managed Volatility Portfolio

SUPPLEMENT DATED JUNE 30, 2025 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

Effective July 1, 2025, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

The section of the Summary Prospectus and Prospectus entitled “EQ/International Value Managed Volatility Portfolio – WHO MANAGES THE PORTFOLIO — Sub-Adviser: Harris Associates LP (“Harris” or the “Sub-Adviser”)” is amended to add the following information:

Name	Title	Date Began Managing the Portfolio
Anthony Coniaris	Partner, Chairman, Co-Chief Investment Officer – International Equities and Portfolio Manager of Harris	July 2025

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Harris Associates LP (“Harris”)” is amended to delete the second paragraph and replace with the following information:

David G. Herro, Eric Liu and Anthony Coniaris are jointly and primarily responsible for the investment decisions for the Active Allocated Portion of the Portfolio.

David G. Herro, CFA® is a Partner, Deputy Chairman, Chief Investment Officer-International Equities and a Portfolio Manager of Harris. Mr. Herro has 38 years of investment industry experience and has been with Harris since 1992.

Eric Liu, CFA® is a Partner, Vice President, a Senior International Investment Analyst and a Portfolio Manager of Harris. Mr. Liu has 22 years investment industry experience and has been with Harris since 2009.

Anthony Coniaris is a Partner, Chairman, Co-Chief Investment Officer-International Equities and a Portfolio Manager of Harris. Mr. Coniaris has 25 years investment industry experience and has been with Harris since 1999.

*****

The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — HARRIS ASSOCIATES LP (“Harris”)” is amended to include the following information:

Harris Associates LP (“Harris” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of May 31, 2025						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/International Value Managed Volatility Portfolio
Anthony Coniaris	2	$2,081B	30	$10,864B	384	$3,186B	0	0	2	$604M	0	0

Ownership of Shares of the Portfolio as of May 31, 2025

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/International Value Managed Volatility Portfolio
Anthony Coniaris	X